Going Concern and Management's Plan (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Going Concern And Managements Plan (Textual)
Working capital	$ 1,343,217
Retained deficit	$ (1,343,217)	$ (152,909)